STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - BRL (R$) R$ in Thousands	Issued capital [member]	Capital reserve [member]	Other reserves [member]	Reserve For Expansion [Member]	Additional Dividends [Member]	Tax Incentive Reserve [Member]	Treasury shares [member]	Equity Valuation Adjustments [Member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2019	R$ 9,866,298	R$ 410,650	R$ 1,010,090	R$ 9,537,053		R$ 1,612,019	R$ (3,204)	R$ (1,088)		R$ 22,431,818
Total comprehensive income for the year
Profit for the year									1,828,254	1,828,254
Total comprehensive income for the year								(1,031)	1,828,254	1,827,223
Long-term incentive plan (Note 26)		7,425								7,425
Purchase of treasury shares, net of disposals							(7,089)			(7,089)
Allocation of profit for the year:
Legal reserve (Note 27)			83,708						(83,708)
Interest on shareholders’ equity (Note 27)									(1,083,000)	(1,083,000)
Unclaimed dividends (Note 27)				6,368						6,368
Total contributions from shareholders and distributions to shareholders	3,611,593	(13,467)	26,104	(3,037,451)		169,541	(1,633)	(2,729)	(1,828,254)	(1,076,296)
Remeasurement of post-employment benefit obligation								(1,031)		(1,031)
Corporate restructure (Note 1)	3,611,593	(20,892)	(57,604)	(3,535,824)			5,456	(2,729)
Tax incentive reserve (Note 27)						169,541			(169,541)
Reserve for expansion (Note 27)				492,005					(492,005)
Ending balance, value at Dec. 31, 2020	13,477,891	397,183	1,036,194	6,499,602		1,781,560	(4,837)	(4,848)		23,182,745
Total comprehensive income for the year
Profit for the year									2,957,174	2,957,174
Post-employment benefit amount recorded directly in shareholders' equity								563		563
Total comprehensive income for the year								563	2,957,174	2,957,737
Long-term incentive plan (Note 26)		4,623								4,623
Purchase of treasury shares, net of disposals							(20)			(20)
Allocation of profit for the year:
Legal reserve (Note 27)			139,021						(139,021)
Interest on shareholders’ equity (Note 27)									(1,047,500)	(1,047,500)
Allocation to tax benefit reserve (Note 27)						176,741			(176,741)
Allocation to expansion reserve (Note 27)				1,593,912					(1,593,912)
Unclaimed dividends (Note 27)				9,521						9,521
Total contributions from shareholders and distributions to shareholders		4,623	139,021	1,603,433		176,741	(20)		(2,957,174)	(1,033,376)
Ending balance, value at Dec. 31, 2021	13,477,891	401,806	1,175,215	8,103,035		1,958,301	(4,857)	(4,285)		25,107,106
Total comprehensive income for the year
Profit for the year									1,670,755	1,670,755
Total contributions from shareholders and distributions to shareholders
Post-employment benefit amount recorded directly in shareholders' equity								441		441
Total comprehensive income for the year								441	1,670,755	1,671,196
Long-term incentive plan (Note 26)		6,796								6,796
Purchase of treasury shares, net of disposals							4,694			4,694
Allocation of profit for the year:
Legal reserve (Note 27)			75,233						(75,233)
Interest on shareholders’ equity (Note 27)									1,400,000	1,400,000
Allocation to tax benefit reserve (Note 27)						166,110			(166,110)
Additional dividends/interest on shareholders’ equity proposed (Note 27)				(570,588)	600,000				(29,412)
Unclaimed dividends (Note 27)				7,573						7,573
Total contributions from shareholders and distributions to shareholders		6,796	75,233	(563,015)	600,000	166,110	4,694		(1,670,755)	(1,380,937)
Ending balance, value at Dec. 31, 2022	R$ 13,477,891	R$ 408,602	R$ 1,250,448	R$ 7,540,020	R$ 600,000	R$ 2,124,411	R$ (163)	R$ (3,844)		R$ 25,397,365